Overview	12 Months Ended
Dec. 31, 2023
Overview
Overview

1.   Overview

1.1.   Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”), together with its subsidiaries (collectively the “Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers and the Company operates its business in one operating segment, the transportation of refined petroleum products and chemicals. As of December 31, 2023, the Company had 22 owned vessels and four chartered-in vessels in operation. The average age of the Company’s owned fleet as of December 31, 2023 was 9.6 years.

1.2.   Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010.

As of December 31, 2023, ASC had (a) 78 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, (b) one 50%-owned joint venture, Anglo Ardmore Ship Management Limited ("AASML"), which provides technical management services to the ASC fleet, (c) a 33.33% interest in the e1 Marine LLC joint venture, which was formed in 2021 to market and sell Element 1 Corp.’s methanol-to-hydrogen technology to the marine sector, and (d) a 10% equity stake, on a fully diluted basis, in Element 1 Corp. During the three months ended June 30, 2021, the Company paid an aggregate of $5.0 million in cash and $5.3 million through the issuance of ASC common shares for the Company’s equity stake in Element 1 Corp. and its equity interest in e1 Marine which is included in Investments and other assets, net in the consolidated balance sheet as of December 31, 2023. Equity investments are disclosed below in Note 4.

Ardmore Maritime Services (Asia) Pte. Limited, a wholly owned subsidiary incorporated in Singapore, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.

1.3.   Vessels

As of December 31, 2023, the Company owned and operated a modern fleet of 22 product/chemical vessels, 21 with Marshall Island flags and one with a Singapore flag, and with a combined carrying capacity of 973,181 deadweight tonnes (“dwt”) and an average age of approximately 9.6 years.

Vessel Name	Type	Dwt	IMO(1)	Built	Country	Specification
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	S. Korea	Eco-Design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	S. Korea	Eco-Design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	S. Korea	Eco-Design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	S. Korea	Eco-Design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	S. Korea	Eco-Design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	S. Korea	Eco-Design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	S. Korea	Eco-Design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	S. Korea	Eco-Design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	S. Korea	Eco-Design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	S. Korea	Eco-Design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	S. Korea	Eco-Design
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	S. Korea	Eco-Design
Ardmore Seafarer	Product	49,999	-	Jun-10	Japan	Eco-Mod
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	S. Korea	Eco-Design
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	S. Korea	Eco-Design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	Eco-Design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	Eco-Design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	Eco-Design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	Eco-Design
Total	22	973,181

(1) International Maritime Organization (“IMO”) cargo classification.